Touchstone Capital Growth Fund (Prospectus Summary) | Touchstone Capital Growth Fund
TOUCHSTONE CAPITAL GROWTH FUND SUMMARY
The Fund's Investment Goal
The Fund seeks to provide investors with long-term capital growth.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus on page 58 and in the section entitled "Choosing a Share Class" in the Fund's Statement of
Additional Information on page 86.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Capital Growth Fund (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Capital Growth Fund		Class A	Class C	Class Y	Institutional
Management Fees		0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses	[1]	1.09%	0.59%	0.63%	0.37%
Total Annual Fund Operating Expenses		2.04%	2.29%	1.33%	1.07%
Fee Waivers and/or Expense Reimbursement	[2]	(0.79%)	(0.29%)	(0.33%)	(0.17%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement		1.25%	2.00%	1.00%	0.90%
[1]	"Other Expenses" have been restated to reflect estimated amounts for the current fiscal year.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.25%, 2.00%, 1.00% and 0.90% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recover, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming Redemption at End of Period
Expense Example Touchstone Capital Growth Fund (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, With Redemption, 1 Year	695	303	102	92
Expense Example, With Redemption, 3 Years	1,030	658	355	306
Expense Example, With Redemption, 5 Years	1,468	1,171	665	557
Expense Example, With Redemption, 10 Years	2,683	2,579	1,544	1,275

Assuming No Redemption
Expense Example, No Redemption (USD $)	Touchstone Capital Growth Fund Class C
Expense Example, No Redemption, 1 Year	203
Expense Example, No Redemption, 3 Years	658
Expense Example, No Redemption, 5 Years	1,171
Expense Example, No Redemption, 10 Years	2,579

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the fiscal year ended March 31, 2011, the portfolio turnover rate of the
Fund was 33.10% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Fund normally invests at least 80% of its assets in equity securities of large-cap companies.  For purposes of this Fund, large cap companies are those companies with market capitalizations at the time of investment similar to the market capitalizations of companies in the Russell 1000® Growth Index (between approximately $1.43 billion and $401 billion as of its most recent reconstitution on June 30, 2011).  The size of the companies in the Russell
1000® Growth Index will change with market conditions.  Equity securities include common and preferred stocks and American Depositary Receipts ("ADRs").
The Fund is non-diversified and may invest a significant percentage of its assets in the securities of one issuer.

The Fund's sub-advisor, Ashfield Capital Partners, LLC ("Ashfield"), seeks to invest in companies that in Ashfield's opinion have above average growth.
Ashfield utilizes a four-step investment process to implement the Fund's investment strategy:

o Top-Down Thematic.  Ashfield seeks to identify sectors where positive change is occurring.

o Quantitative.  Ashfield employs a quantitative process whereby the universe of potential stock picks is screened and ranked to create a group of eligible stocks.  During the screening process, Ashfield considers the size and liquidity, growth characteristics and valuation of potential stock picks.
Ashfield then ranks the refined universe of stock picks based on earnings.

o Qualitative.  Ashfield next employs a qualitative process and conducts rigorous fundamental research on the group of ranked stocks to further narrow the group of eligible stocks.  Throughout this process, Ashfield identifies sectors of the economy that it believes may exhibit above average long-term growth.

o Construct Portfolio.  In the final stage, Ashfield constructs the Fund's portfolio.

Ashfield generally will consider selling a security if:

o  The stock falls to the bottom 20% of its equity ranking model;

o  A fundamental change in the company's business model or management occurs;

o  There is a change in Ashfield's thematic emphasis;

o  The company receives a low forensic accounting score based on Ashfield's models; or

o The weight of the security exceeds 7% of the portfolio.
The Principal Risks
The Fund's shares will fluctuate.  You could lose money on your investment in the Fund and the Fund could return less than other investments.  The Fund is subject to the principal risks summarized below.

ADR Risk: The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Equity Securities Risk:  The Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies.  Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.  Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investment Style Risk:  Growth oriented funds may underperform when value investing is in favor and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential.

Non-Diversified Fund Risk:  The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Sector Focus Risk: The Fund may focus its investments in certain industries within certain sectors.  A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
Prospectus.
The Fund's Performance	[1]
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the
Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Russell 1000® Growth Index.  The bar chart does not reflect any sales charges, which would reduce your return.  For information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional Information.
Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Touchstone Capital Growth Fund -Class Y shares Total Return as of December 31

Best Quarter: Worst Quarter: Third Quarter 2009 +14.94% Fourth Quarter 2008 -26.94%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.  After-tax returns are only shown for Class Y shares and after-tax returns for other
Classes will vary.

Class Y shares began operations on November 29, 1996, Class A shares began operations on September 30, 2003 and Institutional shares began operations on
December 20, 2006.  Class A shares and Institutional shares performance was calculated using the historical performance of Class Y shares for the periods prior to September 30, 2003 and December 20, 2006, respectively.  The Class A shares performance for this period has been restated to reflect the impact of
Class A shares fees and expenses.
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns Touchstone Capital Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A Return Before Taxes	(8.48%)	(1.54%)	0.74%
Class Y	Class Y Return Before Taxes	(2.61%)	(0.10%)	1.00%
Class Y After Taxes on Distributions	Class Y Return After Taxes on Distributions	(2.65%)	(0.14%)	0.98%
Class Y After Taxes on Distributions and Sales	Class Y Return After Taxes on Distributions and Sale of Fund Shares	(1.70%)	(0.11%)	0.84%
Institutional	Institutional Return Before Taxes	(2.54%)	0.07%	1.09%
Russell 1000® Growth Index	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	2.64%	2.50%	2.60%

[1]	Class C shares have not been operational and offered prior to the date of this prospectus. Class C shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.